Operating Lease Commitments Textblock	12 Months Ended
Jun. 30, 2011
Operating Lease Commitments [Abstract]
Operating Lease Commitments [Text Block]
20.	Operating Lease Commitments

The Company was obligated under operating leases requiring minimum rentals as of June 30, 2011 as follows:

Payable within:
- year ending June 30, 2012	$259,852
- year ending June 30, 2013	186,100
- year ending June 30, 2014	45,850
- year ending June 30, 2015	75,640
- year ending June 30, 2016	86,445
- Thereafter	21,611
Total minimum lease payments	$675,498